Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 96.3%
522 Funding CLO Ltd. 2021-7A D, CME Term SOFR 3 Month + 3.1616%,
8.4446%, 4/23/34 (144A)
‡
$ 2,140,000 $ 2,140,580
522 Funding CLO Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.4116%,
8.6946%, 10/23/34 (144A)
‡
13,000,000 12,819,702
522 Funding CLO Ltd. 2019-5A DR, CME Term SOFR 3 Month + 3.2500%,
8.5514%, 4/15/35 (144A)
‡
14,150,000 13,765,501
720 East CLO Ltd. 2023-2A D, CME Term SOFR 3 Month + 5.1500%, 10.4514%,
10/15/36 (144A)
‡
7,500,000 7,757,161
AB BSL CLO 1 Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.4500%,
8.7514%, 1/15/35 (144A)
‡
2,000,000 2,003,468
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 8.9130%,
4/15/34 (144A)
‡
1,000,000 1,001,224
AGL CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 8.4630%,
4/15/34 (144A)
‡
2,000,000 2,002,991
AGL CLO 6 Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.5116%, 8.7936%,
7/20/34 (144A)
‡
2,000,000 2,006,146
AGL CLO 7 Ltd. 2020-7A DR, CME Term SOFR 3 Month + 3.3616%, 8.6630%,
7/15/34 (144A)
‡
250,000 250,634
AGL CLO 9 Ltd. 2020-9A DR, CME Term SOFR 3 Month + 3.5500%, 8.8320%,
4/20/37 (144A)
‡
9,000,000 9,147,012
AIMCO CLO 10 Ltd. 2019-10A D1RR, CME Term SOFR 3 Month + 3.0000%,
8.2820%, 7/22/37 (144A)
‡
5,000,000 4,985,237
Aimco CLO 14 Ltd. 2021-14A D, CME Term SOFR 3 Month + 3.1616%, 8.4436%,
4/20/34 (144A)
‡
3,860,000 3,873,492
Alinea CLO Ltd. 2018-1A D, CME Term SOFR 3 Month + 3.3616%, 8.6436%,
7/20/31 (144A)
‡
7,000,000 7,002,035
Allegany Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
8.3820%, 1/20/35 (144A)
‡
1,000,000 1,002,406
Allegro CLO VIII Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.3616%, 8.6630%,
7/15/31 (144A)
‡
7,750,000 7,756,247
AMMC CLO 28 Ltd. 2024-28A D1, CME Term SOFR 3 Month + 3.5000%,
8.8323%, 7/20/37 (144A)
‡
5,000,000 5,074,930
Anchorage Capital CLO 24 Ltd. 2022-24A D1, CME Term SOFR 3 Month +
3.5700%, 8.8714%, 4/15/34 (144A)
‡
2,000,000 2,003,364
Anchorage Capital CLO 25 Ltd. 2022-25A D, CME Term SOFR 3 Month +
3.5000%, 8.7820%, 4/20/35 (144A)
‡
6,000,000 6,018,205
Apidos CLO XV 2013-15A DRR, CME Term SOFR 3 Month + 2.9616%, 8.2436%,
4/20/31 (144A)
‡
2,000,000 2,001,301
Apidos CLO XXIII 2015-23A DR, CME Term SOFR 3 Month + 3.2116%, 8.5130%,
4/15/33 (144A)
‡
4,750,000 4,758,573
ARES L CLO Ltd. 2018-50A D, CME Term SOFR 3 Month + 3.1616%, 8.4630%,
1/15/32 (144A)
‡
3,000,000 3,000,416
Ares LXII CLO Ltd. 2021-62A D, CME Term SOFR 3 Month + 3.3616%, 8.6462%,
1/25/34 (144A)
‡
3,000,000 3,008,203
Ares XLI CLO Ltd. 2016-41A DR, CME Term SOFR 3 Month + 3.2616%,
8.5630%, 4/15/34 (144A)
‡
1,250,000 1,252,556
Ares XXVII CLO Ltd. 2013-2A DR2, CME Term SOFR 3 Month + 3.5116%,
8.7752%, 10/28/34 (144A)
‡
2,000,000 2,007,007
Ares XXVIIIR CLO Ltd. 2018-28RA D, CME Term SOFR 3 Month + 3.3616%,
8.6474%, 10/17/30 (144A)
‡
12,000,000 12,029,942
Ares XXXIV CLO Ltd. 2015-2A DR, CME Term SOFR 3 Month + 3.3616%,
8.6474%, 4/17/33 (144A)
‡
1,000,000 1,006,258
Assurant CLO II Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.1116%, 8.3936%,
4/20/31 (144A)
‡
1,750,000 1,755,924

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Atlas Senior Loan Fund Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.9616%,
9.2436%, 1/20/34 (144A)
‡
$ 8,400,000 $ 8,409,249
Atlas Senior Loan Fund Ltd. 2021-18A D, CME Term SOFR 3 Month + 3.9316%,
9.2108%, 1/18/35 (144A)
‡
6,375,000 6,366,887
Atrium IX 9A DR, CME Term SOFR 3 Month + 3.8616%, 9.1975%, 5/28/30
(144A)
‡
9,400,000 9,431,046
Bain Capital CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
9.1745%, 4/16/37 (144A)
‡
3,000,000 3,061,785
Bain Capital Credit CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1716%,
8.4508%, 4/18/34 (144A)
‡
6,000,000 5,910,981
Bain Capital Credit CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.4116%,
8.6977%, 7/16/34 (144A)
‡
5,000,000 5,009,735
Bain Capital Credit CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.3616%,
8.6436%, 10/20/34 (144A)
‡
6,830,000 6,678,223
Bain Capital Credit CLO Ltd. 2021-6A D, CME Term SOFR 3 Month + 3.3616%,
8.6436%, 10/21/34 (144A)
‡
3,000,000 3,002,974
Bain Capital Credit CLO Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.4116%,
8.6946%, 10/23/34 (144A)
‡
2,000,000 2,001,953
Bain Capital Credit CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.6300%,
8.9130%, 4/23/35 (144A)
‡
14,995,000 15,038,261
Bain Capital Credit CLO Ltd. 2022-3A D, CME Term SOFR 3 Month + 3.7000%,
8.9858%, 7/17/35 (144A)
‡
4,880,000 4,882,171
Balboa Bay Loan Funding Ltd. 2023-1A D1R, CME Term SOFR 3 Month +
3.8000%, 9.0820%, 4/20/36 (144A)
‡
2,000,000 2,024,889
Ballyrock CLO 20 Ltd. 2022-20A CR, CME Term SOFR 3 Month + 4.1500%,
9.4514%, 7/15/34 (144A)
‡
3,000,000 3,022,457
Bardot CLO Ltd. 2019-2A DR, CME Term SOFR 3 Month + 3.2616%, 8.5436%,
10/22/32 (144A)
‡
1,000,000 1,000,266
Barings CLO Ltd. 2018-2A C, CME Term SOFR 3 Month + 2.9616%, 8.2630%,
4/15/30 (144A)
‡
2,000,000 2,001,430
Barings CLO Ltd. 2018-4A D, CME Term SOFR 3 Month + 3.1616%, 8.4630%,
10/15/30 (144A)
‡
2,000,000 2,005,906
Barings CLO Ltd. 2019-3A DR, CME Term SOFR 3 Month + 3.0616%, 8.3436%,
4/20/31 (144A)
‡
6,250,000 6,259,431
Barings CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.9116%, 9.2130%,
4/15/35 (144A)
‡
3,600,000 3,616,104
Battalion CLO 18 Ltd. 2020-18A DR, CME Term SOFR 3 Month + 3.7116%,
9.0130%, 10/15/36 (144A)
‡
5,250,000 5,125,463
Battery Park CLO II Ltd. 2022-1A D, CME Term SOFR 3 Month + 5.6800%,
10.9620%, 10/20/35 (144A)
‡
2,000,000 2,030,081
Beechwood Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
8.3858%, 1/17/35 (144A)
‡
2,600,000 2,606,033
Bethpage Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%,
8.5130%, 10/15/36 (144A)
‡
1,500,000 1,502,383
BlueMountain CLO Ltd. 2015-4A DR, CME Term SOFR 3 Month + 3.2116%,
8.4936%, 4/20/30 (144A)
‡
5,000,000 5,002,429
BlueMountain CLO XXV Ltd. 2019-25A D1R, CME Term SOFR 3 Month +
3.5616%, 8.8630%, 7/15/36 (144A)
‡
5,000,000 5,000,655
BlueMountain CLO XXVI Ltd. 2019-26A D1R, CME Term SOFR 3 Month +
3.7616%, 9.0436%, 10/20/34 (144A)
‡
7,280,000 7,306,454
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 9.9136%, 10/20/34 (144A)
‡
1,250,000 1,250,336
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 8.6014%, 4/15/35 (144A)
‡
10,700,000 10,659,680

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
BlueMountain CLO XXXIV Ltd. 2022-34A D, CME Term SOFR 3 Month +
3.7500%, 9.0320%, 4/20/35 (144A)
‡
$ 8,000,000 $ 8,002,957
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%,
8.3820%, 4/21/35 (144A)
‡
1,500,000 1,502,607
Buckhorn Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%,
8.6408%, 7/18/34 (144A)
‡
2,000,000 2,005,202
Canyon Capital CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%,
8.4861%, 4/15/35 (144A)
‡
1,000,000 1,001,017
Carbone CLO Ltd. 2017-1A C, CME Term SOFR 3 Month + 2.8616%, 8.1436%,
1/20/31 (144A)
‡
4,000,000 4,009,982
Carlyle Global Market Strategies CLO Ltd. 2014-3RA C, CME Term SOFR 3
Month + 3.2116%, 8.4752%, 7/27/31 (144A)
‡
4,270,000 4,273,606
Carlyle US CLO Ltd. 2017-5A C, CME Term SOFR 3 Month + 2.7116%, 7.9936%,
1/20/30 (144A)
‡
3,000,000 3,004,096
Carlyle US CLO Ltd. 2019-2A CR, CME Term SOFR 3 Month + 3.4616%,
8.7630%, 7/15/32 (144A)
‡
1,400,000 1,400,888
Carlyle US CLO Ltd. 2021-1A C, CME Term SOFR 3 Month + 3.0616%, 8.3630%,
4/15/34 (144A)
‡
5,150,000 5,153,703
Carlyle US CLO Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.5616%,
8.8436%, 10/20/34 (144A)
‡
3,000,000 3,009,525
Carlyle US CLO Ltd. 2020-2A CR, CME Term SOFR 3 Month + 3.4616%,
8.7462%, 1/25/35 (144A)
‡
8,100,000 8,126,391
Carlyle US CLO Ltd. 2022-2A C, CME Term SOFR 3 Month + 3.5500%,
8.8320%, 4/20/35 (144A)
‡
9,000,000 9,029,657
Carlyle US CLO Ltd. 2021-7A C, CME Term SOFR 3 Month + 3.3616%, 8.6630%,
10/15/35 (144A)
‡
5,800,000 5,814,943
Carlyle US CLO Ltd. 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 9.3846%,
10/25/36 (144A)
‡
7,700,000 7,853,747
Carlyle US CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 3.8500%,
9.1320%, 4/20/37 (144A)
‡
4,250,000 4,329,804
CBAM Ltd. 2018-8A DR, CME Term SOFR 3 Month + 4.0000%, 9.3326%,
7/15/37 (144A)
‡
16,330,000 16,659,830
CBAM Ltd. 2019-9A DR, CME Term SOFR 3 Month + 4.1500%, 9.4786%,
7/15/37 (144A)
‡
18,000,000 18,372,067
Cedar Funding IV CLO Ltd. 2014-4A DRR, CME Term SOFR 3 Month + 3.2616%,
8.5446%, 7/23/34 (144A)
‡
3,500,000 3,500,640
Cedar Funding VI CLO Ltd. 2016-6A DRR, CME Term SOFR 3 Month + 3.5716%,
8.8536%, 4/20/34 (144A)
‡
1,000,000 998,551
Cedar Funding VII CLO Ltd. 2018-7A D, CME Term SOFR 3 Month + 2.8116%,
8.0936%, 1/20/31 (144A)
‡
1,250,000 1,251,178
Cedar Funding X CLO Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.4616%,
8.7436%, 10/20/32 (144A)
‡
2,000,000 2,001,733
Cedar Funding XII CLO Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.4116%,
8.6962%, 10/25/34 (144A)
‡
2,000,000 1,964,676
CIFC Funding 2021-2A D, CME Term SOFR 3 Month + 2.9116%, 8.2130%,
4/15/34 (144A)
‡
6,000,000 6,009,942
CIFC Funding 2016-I Ltd. 2016-1A D1RR, CME Term SOFR 3 Month + 3.1616%,
8.4436%, 10/21/31 (144A)
‡
2,000,000 2,002,018
CIFC Funding 2019-V Ltd. 2019-5A CR, CME Term SOFR 3 Month + 3.4116%,
8.7130%, 1/15/35 (144A)
‡
1,000,000 1,002,141
CIFC Funding 2021-V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.5116%,
8.8130%, 7/15/34 (144A)
‡
3,250,000 3,260,074
CIFC Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%, 8.6436%,
4/20/32 (144A)
‡
4,000,000 4,013,815

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 8.5630%,
7/15/36 (144A)
‡
$ 2,200,000 $ 2,204,587
CQS US CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 5.2800%, 10.5620%,
7/20/31 (144A)
‡
11,000,000 10,780,889
Crown City CLO II 2020-2A CR, CME Term SOFR 3 Month + 3.3500%, 8.6320%,
4/20/35 (144A)
‡
12,200,000 12,061,460
Crown City CLO III 2021-1A C, CME Term SOFR 3 Month + 3.5616%, 8.8436%,
7/20/34 (144A)
‡
2,750,000 2,750,750
Crown City CLO IV 2022-4A C1R, CME Term SOFR 3 Month + 4.5000%,
9.7820%, 4/20/37 (144A)
‡
5,000,000 5,138,578
Crown Point CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.7616%,
9.0436%, 7/20/34 (144A)
‡
6,000,000 6,022,238
Diameter Capital CLO 4 Ltd. 2022-4A C1R, CME Term SOFR 3 Month +
4.3000%, 9.6014%, 1/15/37 (144A)
‡
2,250,000 2,308,314
Dryden 105 CLO Ltd. 2023-105A D, CME Term SOFR 3 Month + 5.2000%,
10.4792%, 4/18/36 (144A)
‡
1,500,000 1,535,382
Dryden 49 Senior Loan Fund 2017-49A DR, CME Term SOFR 3 Month +
3.6616%, 8.9408%, 7/18/30 (144A)
‡
2,000,000 2,000,296
Dryden 60 CLO Ltd. 2018-60A D, CME Term SOFR 3 Month + 3.2616%,
8.5630%, 7/15/31 (144A)
‡
3,250,000 3,252,688
Dryden 61 CLO Ltd. 2018-61A DR, CME Term SOFR 3 Month + 3.3616%,
8.6474%, 1/17/32 (144A)
‡
7,800,000 7,760,588
Dryden 68 CLO Ltd. 2019-68A DR, CME Term SOFR 3 Month + 3.6116%,
8.9130%, 7/15/35 (144A)
‡
6,500,000 6,299,923
Dryden 78 CLO Ltd. 2020-78A D1AR, CME Term SOFR 3 Month + 3.7500%,
9.0358%, 4/17/37 (144A)
‡
5,500,000 5,607,084
Dryden 78 CLO Ltd. 2020-78A D2R, CME Term SOFR 3 Month + 5.7500%,
11.0358%, 4/17/37 (144A)
‡
4,000,000 4,225,408
Dryden 86 CLO Ltd. 2020-86A DR, CME Term SOFR 3 Month + 3.4616%,
8.7474%, 7/17/34 (144A)
‡
6,000,000 5,940,963
Dryden 90 CLO Ltd. 2021-90A D, CME Term SOFR 3 Month + 3.2616%,
8.5874%, 2/20/35 (144A)
‡
1,000,000 982,748
Dryden 93 CLO Ltd. 2021-93A D, CME Term SOFR 3 Month + 3.2116%,
8.5130%, 1/15/34 (144A)
‡
3,000,000 2,964,394
Dryden 94 CLO Ltd. 2022-94A E, CME Term SOFR 3 Month + 7.1000%,
12.4014%, 7/15/37 (144A)
‡
6,000,000 5,851,514
Dryden 97 CLO Ltd. 2022-97A D, CME Term SOFR 3 Month + 3.2000%,
8.4820%, 4/20/35 (144A)
‡
3,000,000 2,947,872
Dryden 98 CLO Ltd. 2022-98A D, CME Term SOFR 3 Month + 3.1000%,
8.3820%, 4/20/35 (144A)
‡
7,300,000 7,171,473
Eaton Vance CLO Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.3616%,
8.6630%, 10/15/34 (144A)
‡
3,000,000 3,000,000
Elevation CLO Ltd. 2018-3A DR, CME Term SOFR 3 Month + 3.8716%, 9.1562%,
1/25/35 (144A)
‡
7,900,000 7,779,903
Elmwood CLO 14 Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1500%,
8.4320%, 4/20/35 (144A)
‡
1,750,000 1,752,789
Elmwood CLO 16 Ltd. 2022-3A DR, CME Term SOFR 3 Month + 3.8000%,
9.0820%, 4/20/37 (144A)
‡
2,000,000 2,035,911
Elmwood CLO VII Ltd. 2020-4A DR, CME Term SOFR 3 Month + 4.1500%,
9.4358%, 1/17/34 (144A)
‡
2,000,000 2,015,175
Elmwood CLO VIII Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.8000%,
9.0820%, 4/20/37 (144A)
‡
9,500,000 9,695,655
Fortress Credit BSL XIII Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.8116%,
9.0936%, 7/20/34 (144A)
‡
1,000,000 1,000,777

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Franklin Park Place CLO I LLC 2022-1A D, CME Term SOFR 3 Month + 3.7500%,
9.0514%, 4/14/35 (144A)
‡
$ 2,500,000 $ 2,507,221
Generate CLO 16 Ltd. 2024-16A D1, CME Term SOFR 3 Month + 3.2500%,
8.5714%, 7/20/37 (144A)
‡
5,000,000 5,018,586
Generate CLO 2 Ltd. 2A DR, CME Term SOFR 3 Month + 2.8616%, 8.1436%,
1/22/31 (144A)
‡
2,000,000 2,004,456
Gilbert Park CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.2116%, 8.5130%,
10/15/30 (144A)
‡
1,000,000 1,003,699
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A D, CME Term SOFR 3
Month + 3.3116%, 8.5936%, 7/20/34 (144A)
‡
1,000,000 1,002,092
GoldenTree Loan Management US CLO 20 Ltd. 2024-20A D, CME Term SOFR 3
Month + 3.1500%, 8.4831%, 7/20/37 (144A)
‡
2,500,000 2,537,412
GoldenTree Loan Management US CLO 6 Ltd. 2019-6A DR, CME Term SOFR 3
Month + 3.1000%, 8.3820%, 4/20/35 (144A)
‡
2,750,000 2,756,548
Greenwood Park CLO Ltd. 2018-1A D, CME Term SOFR 3 Month + 2.7616%,
8.0630%, 4/15/31 (144A)
‡
1,000,000 1,001,666
HalseyPoint CLO 3 Ltd. 2020-3A D1, CME Term SOFR 3 Month + 4.5116%,
9.7670%, 11/30/32 (144A)
‡
1,000,000 1,000,841
HPS Loan Management 14-2019 Ltd. 14A-19 DR, CME Term SOFR 3 Month +
3.1616%, 8.4462%, 1/25/34 (144A)
‡
1,500,000 1,502,370
Invesco CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 3.7500%, 9.0320%,
7/20/35 (144A)
‡
1,000,000 1,003,182
Jamestown CLO XI Ltd. 2018-11A C, CME Term SOFR 3 Month + 3.5116%,
8.8130%, 7/14/31 (144A)
‡
1,000,000 1,001,328
KKR CLO 12 Ltd. 12 DR2, CME Term SOFR 3 Month + 3.3616%, 8.6630%,
10/15/30 (144A)
‡
1,000,000 1,000,911
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 8.5514%,
10/15/32 (144A)
‡
1,250,000 1,251,268
LCM 33 Ltd. 33A D, CME Term SOFR 3 Month + 3.4616%, 8.7436%, 7/20/34
(144A)
‡
4,500,000 4,387,578
LCM 37 Ltd. 37A D, CME Term SOFR 3 Month + 3.6500%, 8.9514%, 4/15/34
(144A)
‡
3,000,000 2,924,708
LCM 41 Ltd. 41A D1, CME Term SOFR 3 Month + 4.5500%, 9.8514%, 4/15/36
(144A)
‡
15,000,000 15,259,232
LCM XIV LP 14A DR, CME Term SOFR 3 Month + 3.0116%, 8.2936%, 7/20/31
(144A)
‡
2,075,000 2,029,527
LCM XXIII Ltd. 23A CR, CME Term SOFR 3 Month + 3.5616%, 8.8436%,
10/20/29 (144A)
‡
1,000,000 997,324
Long Point Park CLO Ltd. 2017-1A C, CME Term SOFR 3 Month + 2.6616%,
7.9474%, 1/17/30 (144A)
‡
2,200,000 2,202,001
Madison Park Funding LXIX Ltd. 2024-69A D1, CME Term SOFR 3 Month +
3.3500%, 8.6842%, 7/25/37 (144A)
‡
7,850,000 7,942,621
Madison Park Funding XIX Ltd. 2015-19A DR3, CME Term SOFR 3 Month +
4.2500%, 9.5320%, 1/22/37 (144A)
‡
2,100,000 2,153,487
Madison Park Funding XVII Ltd. 2015-17A DR, CME Term SOFR 3 Month +
3.8616%, 9.1436%, 7/21/30 (144A)
‡
2,000,000 2,004,693
Madison Park Funding XVIII Ltd. 2015-18A DR, CME Term SOFR 3 Month +
3.2116%, 8.4936%, 10/21/30 (144A)
‡
3,000,000 3,001,162
Madison Park Funding XXXIII Ltd. 2019-33A DR, CME Term SOFR 3 Month +
3.1000%, 8.4014%, 10/15/32 (144A)
‡
1,500,000 1,503,485
Magnetite XVII Ltd. 2016-17A DR2, CME Term SOFR 3 Month + 3.5000%,
8.7820%, 4/20/37 (144A)
‡
3,778,000 3,827,308
Magnetite Xxxiii Ltd. 2022-33A D, CME Term SOFR 3 Month + 3.9000%,
9.1820%, 7/20/35 (144A)
‡
16,000,000 16,019,704

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Magnetite XXXIX Ltd. 2023-39A D, CME Term SOFR 3 Month + 4.1500%,
9.4346%, 10/25/33 (144A)
‡
$ 1,790,000 $ 1,804,393
Magnetite XXXVIII Ltd. 2024-38A D, CME Term SOFR 3 Month + 3.5000%,
8.7942%, 4/15/37 (144A)
‡
5,000,000 5,072,122
Marathon CLO Ltd. 2021-16A C, CME Term SOFR 3 Month + 3.7616%, 9.0630%,
4/15/34 (144A)
‡
6,100,000 6,100,816
Marathon CLO Ltd. 2021-17A C, CME Term SOFR 3 Month + 4.3716%, 9.6536%,
1/20/35 (144A)
‡
2,000,000 2,000,692
Mariner CLO LLC 2016-3A D1R3, CME Term SOFR 3 Month + 4.1500%,
9.4330%, 1/23/37 (144A)
‡
1,000,000 1,018,801
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A D, CME Term SOFR 3 Month +
3.3616%, 8.6446%, 10/20/34 (144A)
‡
2,640,000 2,640,745
Neuberger Berman CLO XVI-S Ltd. 2017-16SA DR, CME Term SOFR 3 Month +
3.1616%, 8.4630%, 4/15/34 (144A)
‡
1,000,000 1,000,153
Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A DR, CME Term SOFR 3
Month + 3.5116%, 8.7936%, 4/20/31 (144A)
‡
2,000,000 2,001,711
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, CME Term SOFR 3
Month + 3.1616%, 8.4477%, 10/16/33 (144A)
‡
2,500,000 2,500,815
Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A D, CME Term SOFR 3
Month + 3.9616%, 9.2411%, 1/19/33 (144A)
‡
3,000,000 3,036,697
Neuberger Berman Loan Advisers CLO 38 Ltd. 2020-38A DR, CME Term SOFR
3 Month + 3.2616%, 8.5436%, 10/20/35 (144A)
‡
1,250,000 1,252,665
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A D, CME Term SOFR 3
Month + 3.0616%, 8.3477%, 7/16/35 (144A)
‡
1,000,000 1,002,164
Neuberger Berman Loan Advisers CLO 45 Ltd. 2021-45A D, CME Term SOFR 3
Month + 3.2616%, 8.5630%, 10/14/35 (144A)
‡
1, 500,000 1,503,170
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A D, CME Term
SOFR 3 Month + 4.5000%, 9.7834%, 10/24/32 (144A)
‡
5,000,000 5,047,987
Newark BSL CLO 2 Ltd. 2017-1A CR, CME Term SOFR 3 Month + 3.4116%,
8.6962%, 7/25/30 (144A)
‡
4,500,000 4,506,884
Northwoods Capital 22 Ltd. 2020-22A DRR, CME Term SOFR 3 Month +
4.9500%, 10.2892%, 9/16/31 (144A)
‡
8,587,000 8,814,449
Northwoods Capital XVII Ltd. 2018-17A D, CME Term SOFR 3 Month + 3.1116%,
8.3936%, 4/22/31 (144A)
‡
2,500,000 2,502,199
Oaktree CLO Ltd. 2019-3A D1R, CME Term SOFR 3 Month + 3.4716%, 8.7536%,
10/20/34 (144A)
‡
2,500,000 2,508,764
OCP Aegis CLO Ltd. 2023-29A D, CME Term SOFR 3 Month + 5.0000%,
10.2820%, 1/20/35 (144A)
‡
8,000,000 8,133,011
OCP CLO Ltd. 2014-5A CR, CME Term SOFR 3 Month + 3.1616%, 8.4408%,
4/26/31 (144A)
‡
2,000,000 2,000,244
OCP CLO Ltd. 2020-8RA C, CME Term SOFR 3 Month + 4.0116%, 9.2974%,
1/17/32 (144A)
‡
1,850,000 1,851,722
OCP CLO Ltd. 2020-18A DR, CME Term SOFR 3 Month + 3.4616%, 8.7436%,
7/20/32 (144A)
‡
3,400,000 3,403,866
OCP CLO Ltd. 2021-21A D, CME Term SOFR 3 Month + 3.2116%, 8.4936%,
7/20/34 (144A)
‡
4,515,000 4,518,451
OCP CLO Ltd. 2020-19A DR, CME Term SOFR 3 Month + 3.4116%, 8.6936%,
10/20/34 (144A)
‡
2,000,000 2,002,166
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 8.6130%,
7/15/34 (144A)
‡
1,750,000 1,725,012
Octagon 56 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4616%, 8.7630%,
10/15/34 (144A)
‡
2,000,000 1,952,766
Octagon 60 Ltd. 2022-1A D1, CME Term SOFR 3 Month + 5.0000%, 10.2820%,
10/20/35 (144A)
‡
1,000,000 1,006,504

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 18-R Ltd. 2018-18A C, CME Term SOFR 3 Month +
2.9616%, 8.2477%, 4/16/31 (144A)
‡
$ 8,255,000 $ 8,191,389
Octagon Investment Partners 33 Ltd. 2017-1A C, CME Term SOFR 3 Month +
3.0116%, 8.2936%, 1/20/31 (144A)
‡
1,000,000 1,001,024
Octagon Investment Partners 38 Ltd. 2018-1A C, CME Term SOFR 3 Month +
3.2116%, 8.4936%, 7/20/30 (144A)
‡
2,800,000 2,800,251
Octagon Investment Partners 41 Ltd. 2019-2A DR, CME Term SOFR 3 Month +
3.4616%, 8.7630%, 10/15/33 (144A)
‡
4,800,000 4,811,821
Octagon Investment Partners 44 Ltd. 2019-1A DR, CME Term SOFR 3 Month +
3.5116%, 8.8130%, 10/15/34 (144A)
‡
10,600,000 10,326,191
Octagon Investment Partners 46 Ltd. 2020-2A DR, CME Term SOFR 3 Month +
3.5616%, 8.8630%, 7/15/36 (144A)
‡
3,410,000 3,350,223
OHA Loan Funding Ltd. 2016-1A D1R2, CME Term SOFR 3 Month + 3.0500%,
8.3853%, 7/20/37 (144A)
‡
4,500,000 4,530,999
Palmer Square CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.2116%,
8.5130%, 10/15/34 (144A)
‡
5,000,000 5,019,979
Palmer Square CLO Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2116%,
8.5130%, 1/15/35 (144A)
‡
4,360,000 4,377,858
Palmer Square CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.0500%,
8.3320%, 4/20/35 (144A)
‡
1,000,000 1,002,187
Palmer Square Loan Funding Ltd. 2022-2A C, CME Term SOFR 3 Month +
3.1000%, 8.4014%, 10/15/30 (144A)
‡
2,645,000 2,650,900
Parallel Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.7116%, 9.0130%, 7/15/34
(144A)
‡
2,750,000 2,722,501
Peebles Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 3.5000%,
8.8043%, 4/21/37 (144A)
‡
8,000,000 8,099,639
Post CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%, 8.4820%,
4/20/35 (144A)
‡
9,000,000 9,004,270
PPM CLO 2 Ltd. 2019-2A DR2A, CME Term SOFR 3 Month + 4.6600%,
9.9461%, 4/16/37 (144A)
‡
10,000,000 10,274,556
PPM CLO 2 Ltd. 2019-2A DR2B, CME Term SOFR 3 Month + 5.5700%,
10.8561%, 4/16/37 (144A)
‡
4,000,000 4,121,036
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 8.9214%,
7/20/37 (144A)
‡
10,000,000 10,171,821
PPM CLO Ltd. 2018-1A D, CME Term SOFR 3 Month + 3.5116%, 8.8130%,
7/15/31 (144A)
‡
3,750,000 3,752,731
RAD CLO 15 Ltd. 2021-15A D, CME Term SOFR 3 Month + 3.3116%, 8.5936%,
1/20/34 (144A)
‡
1,000,000 1,002,957
Rad CLO 18 Ltd. 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 10.5514%,
4/15/36 (144A)
‡
2,412,000 2,469,538
RAD CLO 19 Ltd. 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 11.0320%,
4/20/35 (144A)
‡
1,000,000 1,001,207
RAD CLO 21 Ltd. 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 9.6846%,
1/25/33 (144A)
‡
3,250,000 3,290,233
Rad CLO 25 Ltd. 2024-25A D1, CME Term SOFR 3 Month + 3.1500%, 8.4706%,
7/20/37 (144A)
‡
10,000,000 10,048,779
Rad CLO 5 Ltd. 2019-5A DR, CME Term SOFR 3 Month + 3.4116%, 8.6950%,
7/24/32 (144A)
‡
1,000,000 1,001,125
REESE PARK CLO Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.1616%,
8.4630%, 10/15/34 (144A)
‡
13,250,000 13,270,005
Regatta XII Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%,
8.6630%, 10/15/32 (144A)
‡
2,000,000 2,000,478
Regatta XIX Funding Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.3000%,
8.5820%, 4/20/35 (144A)
‡
1,000,000 1,002,138

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Regatta XV Funding Ltd. 2018-4A C, CME Term SOFR 3 Month + 3.5616%,
8.8462%, 10/25/31 (144A)
‡
$ 7,000,000 $ 7,051,537
Regatta XX Funding Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.3616%,
8.6630%, 10/15/34 (144A)
‡
250,000 250,521
Riserva CLO Ltd. 2016-3A DRR, CME Term SOFR 3 Month + 3.5116%, 8.7909%,
1/18/34 (144A)
‡
7,250,000 7,091,961
Rockford Tower CLO Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.3616%,
8.6436%, 10/20/31 (144A)
‡
8,800,000 8,811,790
Rockford Tower CLO Ltd. 2020-1A D1R, CME Term SOFR 3 Month + 4.6000%,
9.8820%, 1/20/36 (144A)
‡
5,500,000 5,574,822
Rockford Tower CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
9.1774%, 4/20/37 (144A)
‡
4,000,000 4,083,112
Romark CLO II Ltd. 2018-2A D, CME Term SOFR 3 Month + 6.5116%, 11.7962%,
7/25/31 (144A)
‡
6,100,000 6,066,870
Romark CLO III Ltd. 2019-3A CR, CME Term SOFR 3 Month + 3.5616%,
8.8630%, 10/15/34 (144A)
‡
6,500,000 6,540,156
Romark CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.8916%, 9.1930%,
1/15/35 (144A)
‡
3,735,000 3,694,861
Romark WM-R Ltd. 2018-1A D, CME Term SOFR 3 Month + 3.2816%, 8.5636%,
4/20/31 (144A)
‡
8,832,500 8,673,515
RR 3 Ltd. 2018-3A CR2, CME Term SOFR 3 Month + 2.7616%, 8.0630%,
1/15/30 (144A)
‡
1,660,000 1,661,399
RR 6 Ltd. 2019-6A CR, CME Term SOFR 3 Month + 3.1616%, 8.4630%, 4/15/36
(144A)
‡
1,000,000 987,658
RR 7 Ltd. 2019-7A C1B, CME Term SOFR 3 Month + 3.1000%, 8.4014%, 1/15/37
(144A)
‡
1,000,000 1,002,290
RRX 4 Ltd. 2021-4A C, CME Term SOFR 3 Month + 3.4116%, 8.7130%, 7/15/34
(144A)
‡
2,000,000 2,005,062
RRX 5 Ltd. 2021-5A C, CME Term SOFR 3 Month + 3.3616%, 8.6630%, 7/15/34
(144A)
‡
1,000,000 1,000,552
Sandstone Peak II Ltd. 2023-1A D, CME Term SOFR 3 Month + 6.0200%,
11.3020%, 7/20/36 (144A)
‡
7,000,000 7,275,002
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
9.1861%, 4/25/37 (144A)
‡
6,750,000 6,892,598
Sandstone Peak Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8116%, 9.1130%,
10/15/34 (144A)
‡
2,000,000 2,006,259
Signal Peak CLO 1 Ltd. 2014-1A DR3, CME Term SOFR 3 Month + 3.6616%,
8.9474%, 4/17/34 (144A)
‡
2,000,000 1,975,796
Signal Peak CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.4616%,
8.7450%, 1/24/35 (144A)
‡
1,500,000 1,500,937
Signal Peak CLO 5 Ltd. 2018-5A D1R, CME Term SOFR 3 Month + 4.2000%,
9.4846%, 4/25/37 (144A)
‡
4,000,000 4,089,459
Signal Peak CLO 5 Ltd. 2018-5A D2R, CME Term SOFR 3 Month + 5.2500%,
10.5346%, 4/25/37 (144A)
‡
2,000,000 2,067,301
Sixth Street CLO XIX Ltd. 2021-19A D, CME Term SOFR 3 Month + 3.2616%,
8.5436%, 7/20/34 (144A)
‡
2,500,000 2,501,918
Symphony CLO XXXI Ltd. 2022-31A D, CME Term SOFR 3 Month + 3.2000%,
8.4820%, 4/22/35 (144A)
‡
1,500,000 1,502,406
Symphony CLO XXXIII Ltd. 2022-33A D, CME Term SOFR 3 Month + 3.7000%,
8.9834%, 4/24/35 (144A)
‡
10,000,000 10,037,250
TCI-Flatiron CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.0116%, 8.3409%,
11/18/30 (144A)
‡
5,500,000 5,504,470
TCI-Flatiron CLO Ltd. 2017-1A E, CME Term SOFR 3 Month + 6.6116%,
11.9409%, 11/18/30 (144A)
‡
4,000,000 4,007,280

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
TCW CLO Ltd. 2020-1A DRR, CME Term SOFR 3 Month + 3.6616%, 8.9436%,
4/20/34 (144A)
‡
$ 7,500,000 $ 7,505,797
TCW CLO Ltd. 2017-1A DRR, CME Term SOFR 3 Month + 3.9316%, 9.1952%,
10/29/34 (144A)
‡
8,000,000 7,904,478
THL Credit Wind River CLO Ltd. 2018-3A E, CME Term SOFR 3 Month +
5.9116%, 11.1936%, 1/20/31 (144A)
‡
3,000,000 3,000,308
Tiaa CLO III Ltd. 2017-2A D, CME Term SOFR 3 Month + 2.8616%, 8.1477%,
1/16/31 (144A)
‡
8,500,000 8,504,558
TICP CLO VIII Ltd. 2017-8A CR, CME Term SOFR 3 Month + 3.6616%, 8.9436%,
10/20/34 (144A)
‡
2,000,000 2,007,390
TRESTLES CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.3616%,
8.6436%, 10/20/34 (144A)
‡
3,000,000 3,001,859
Trinitas CLO VII Ltd. 2017-7A D2R, CME Term SOFR 3 Month + 3.5616%,
8.8462%, 1/25/35 (144A)
‡
4,500,000 4,388,799
Trinitas CLO VII Ltd. 2017-7A D1R, CME Term SOFR 3 Month + 3.7616%,
9.0462%, 1/25/35 (144A)
‡
3,000,000 2,948,257
Trinitas CLO XII Ltd. 2020-12A D, CME Term SOFR 3 Month + 4.2616%,
9.5462%, 4/25/33 (144A)
‡
5,000,000 5,063,311
Trinitas CLO XVI Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.5616%,
8.8436%, 7/20/34 (144A)
‡
2,250,000 2,251,950
Trinitas CLO XVII Ltd. 2021-17A D, CME Term SOFR 3 Month + 3.7616%,
9.0436%, 10/20/34 (144A)
‡
1,000,000 1,001,369
Trinitas CLO XXIV Ltd. 2024-24A D1, CME Term SOFR 3 Month + 4.1000%,
9.3780%, 4/25/37 (144A)
‡
7,000,000 7,138,404
Unity-Peace Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.5000%,
8.7820%, 4/20/35 (144A)
‡
4,000,000 4,013,181
Upland CLO Ltd. 2016-1A CR, CME Term SOFR 3 Month + 3.1616%, 8.4436%,
4/20/31 (144A)
‡
2,000,000 2,002,327
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%,
8.7736%, 10/20/34 (144A)
‡
2,000,000 2,000,018
Venture XXII CLO Ltd. 2015-22A DR, CME Term SOFR 3 Month + 3.0116%,
8.3130%, 1/15/31 (144A)
‡
2,500,000 2,434,277
Vibrant ClO 1X Ltd. 2018-9A C, CME Term SOFR 3 Month + 3.4616%, 8.7436%,
7/20/31 (144A)
‡
1,500,000 1,502,385
Voya CLO Ltd. 2014-2A CR, CME Term SOFR 3 Month + 3.8116%, 9.0974%,
4/17/30 (144A)
‡
2,000,000 2,009,735
Voya CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1116%, 8.4130%,
4/15/31 (144A)
‡
3,000,000 3,001,908
Voya CLO Ltd. 2018-1A C, CME Term SOFR 3 Month + 2.8616%, 8.1411%,
4/19/31 (144A)
‡
6,300,000 6,300,421
Voya CLO Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.0116%, 8.3130%,
7/15/31 (144A)
‡
1,519,000 1,519,365
Voya CLO Ltd. 2018-3A D, CME Term SOFR 3 Month + 3.2616%, 8.5630%,
10/15/31 (144A)
‡
6,825,000 6,834,118
Voya CLO Ltd. 2017-3A CR, CME Term SOFR 3 Month + 3.4116%, 8.6936%,
4/20/34 (144A)
‡
2,260,000 2,231,466
Voya CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4116%, 8.7130%,
7/15/34 (144A)
‡
1,150,000 1,150,612
Voya CLO Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.3616%, 8.6411%,
7/19/34 (144A)
‡
1,375,000 1,378,595
Voya CLO Ltd. 2020-3A DR, CME Term SOFR 3 Month + 3.5116%, 8.7936%,
10/20/34 (144A)
‡
5,490,000 5,507,381
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 8.7630%,
1/15/35 (144A)
‡
1,250,000 1,250,312

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Wellfleet CLO Ltd. 2018-1A D, CME Term SOFR 3 Month + 3.1616%, 8.4474%,
7/17/31 (144A)
‡
$ 500,000 $ 500,416
Whetstone Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%,
8.4436%, 1/20/35 (144A)
‡
2,350,000 2,353,695
Whetstone Park CLO Ltd. 2021-1A E, CME Term SOFR 3 Month + 6.4116%,
11.6936%, 1/20/35 (144A)
‡
2,000,000 1,996,767
Whitebox CLO II Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.6116%,
8.8950%, 10/24/34 (144A)
‡
250,000 250,777
Wind River CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.4616%, 8.7436%,
1/20/35 (144A)
‡
15,000,000 14,796,905
Wind River CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 4.7000%,
9.9820%, 7/20/35 (144A)
‡
8,000,000 7,857,150
Total Collateralized Loan Obligations (cost $1,042,390,373) 1,046,794,214
Exchange Traded Fund - 4.1%
Janus Henderson AAA CLO ETF
£
(cost $44,641,163) 881,599 44,891,021
Total Investments (total cost $1,087,031,536 ) - 100.4% 1,091,685,235
Liabilities, net of Cash, Receivables and Other Assets - (0.4%) (4,816,543)
Net Assets - 100.0% $1,086,868,692
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,091,685,235 100.0%
– –
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/24
............. Shares
Held at
7/31/24
Dividend
Income
Investment Company - 4.1%
Exchange Traded Fund - 4.1%
Janus Henderson AAA
CLO ETF $ – $ 54,932,735 $ (10,313,319) $ 21,748 $ 249,858 $ 44,891,021 881,599 $ 559,560
Money Market Funds - N/A
Janus Henderson Cash
Liquidity Fund LLC,
5.3017%
∞
2,549,332 453,027,155 (455,576,488) – – – – 332,893
Total Affiliated Investments
- 4.1% $2,549,332 $507,959,890 $(465,889,807) $21,748 $249,858 $44,891,021 $892,453

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of July 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2024 is $1,046,794,214 which represents 96.3% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,046,794,214 $ — $ 1,046,794,214
Exchange Traded Fund 44,891,021 — — 44,891,021
Total Assets $ 44,891,021 $ 1,046,794,214 $ — $ 1,091,685,235

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70447 09-24